Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Disclosure [Line Items]
Effective income tax rate	46.00%	5.00%
Unrecognized tax benefits	$ 69,000,000		$ 61,241,000	$ 54,016,000	$ 39,080,000	$ 38,072,000
Percentage of future payments to existing share holders, US federal income tax cash savings	85.00%
Recognized an initial liability recorded against the Pre-IPO Tax Assets	321,000,000
Valuation allowance	66,000,000
Payments made under tax receivable agreement	0
Domestic pre-tax loss			(185,391,000)	(1,077,917,000)	(42,530,000)
Foreign pre-tax income			80,907,000	261,120,000	21,042,000
Accumulated un-repatriated foreign earnings			157,000,000
Net operating loss carry forwards			376,427,000	714,175,000
Deferred valuation allowance			253,082,000	282,091,000
Recognized penalties and interest			1,000,000		(1,000,000)
Cumulative accrued interest and penalties			5,000,000	1,000,000
Unrecognized tax benefits that, if recognized, would impact the effective tax rate			58,000,000	54,000,000	39,000,000
Reasonably possible amount of unrecognized tax benefits may be resolved in the next twelve month			9,000,000
Tvl Common Inc [Member]
Income Taxes Disclosure [Line Items]
Deferred valuation allowance			5,000,000
lastminute.com [Member]
Income Taxes Disclosure [Line Items]
Deferred tax assets			163,000,000	177,000,000
Domestic Tax Authority [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carry forwards			632,000,000
Net operating loss carry forwards, expiry period start			2021
Net operating loss carry forwards, expiry period end			2032
Research tax credit carryforwards			15,000,000
Research tax credit carry forwards, expiry period start			2019
Research tax credit carry forwards, expiry period end			2032
Alternative Minimum Tax ("AMT") credit indefinite carry forward			20,000,000
Deferred valuation allowance			86,000,000
Domestic Tax Authority [Member] | Subject to an annual limitation on their ability to be utilized under Section 382 of the Code [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carry forwards			17,000,000
Research tax credit carryforwards			1,000,000
Foreign Tax Authority [Member]
Income Taxes Disclosure [Line Items]
Deferred tax assets for NOL indefinite carry forwards			$ 167,000,000